Statement to Securityholder
Ally Auto Receivables Trust 2025-1

Deal Information		Table of Contents

Asset Type:	Consumer Retail	1.	Class Distribution Summary
		2.	Note Factor Summary
Closing Date:	10/16/2025	3.	Interest Summary
		4.	Collections and Distributions
Bloomberg Ticker:	ALLYA 2025-1	5.	Cash Reserve
		6.	Collateral Summary
Collection Period:		7.	Net Charge-Offs, Delinquencies, and Bankruptcies
Begin	1/1/2026	8.	Performance Tests
End	1/31/2026	9.	Supplemental Disclosures

Determination Date:	2/10/2026
Distribution Date:	2/17/2026

ABS Investor Relations:
Servicer:	Ally Bank
Telephone:	(866) 710-4623
E-Mail:	securitization@ally.com

Additional information about the transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the CIK number 0002087070.

Statement to Securityholder
Ally Auto Receivables Trust 2025-1

1. Class Distribution Summary
				Class Distribution
Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Principal	Interest	Total	Ending Note Principal Balance
A-1	02008KAA1	260,900,000.00	80,817,308.15	38,855,143.57	301,441.82	39,156,585.39	41,962,164.58
A-2	02008KAB9	326,310,000.00	326,310,000.00	0.00	1,095,857.75	1,095,857.75	326,310,000.00
A-3	02008KAC7	376,310,000.00	376,310,000.00	0.00	1,241,823.00	1,241,823.00	376,310,000.00
A-4	02008KAD5	95,650,000.00	95,650,000.00	0.00	325,210.00	325,210.00	95,650,000.00
B	02008KAE3	23,560,000.00	23,560,000.00	0.00	84,816.00	84,816.00	23,560,000.00
C	02008KAF0	19,630,000.00	19,630,000.00	0.00	74,594.00	74,594.00	19,630,000.00
D	02008KAG8	14,590,000.00	14,590,000.00	0.00	59,697.42	59,697.42	14,590,000.00
Total Notes		1,116,950,000.00	936,867,308.15	38,855,143.57	3,183,439.99	42,038,583.56	898,012,164.58
Certificates	02008K103 / U0202K108					2,866,406.87
Total Class Distribution						44,904,990.43

Statement to Securityholder
Ally Auto Receivables Trust 2025-1
2. Note Factor Summary
(Amount per $1,000 of Original Principal)

		Distribution
Class	Beginning	Principal	Interest	Total	Ending
A-1	309.7635422	148.9273422	1.1553922	150.0827343	160.8362000
A-2	1,000.0000000	0.0000000	3.3583333	3.3583333	1000.0000000
A-3	1,000.0000000	0.0000000	3.3000000	3.3000000	1000.0000000
A-4	1,000.0000000	0.0000000	3.4000000	3.4000000	1000.0000000
B	1,000.0000000	0.0000000	3.6000000	3.6000000	1000.0000000
C	1,000.0000000	0.0000000	3.8000000	3.8000000	1000.0000000
D	1,000.0000000	0.0000000	4.0916669	4.0916669	1000.0000000
Total Notes	838.7728261				803.9860017

Statement to Securityholder
Ally Auto Receivables Trust 2025-1
3. Interest Summary

A. Target Interest Calculation

				Fixed Rate	Variable Rate
Class	Beginning Note Principal Balance	Accrual Methodology	Interest Accrual Days	Total	Applicable Index	Margin	Total	Target Interest Calculation
A-1	80,817,308.15	Actual/360	33	4.069%	N/A	N/A	N/A	301,441.82
A-2	326,310,000.00	30/360	30	4.030%	N/A	N/A	N/A	1,095,857.75
A-3	376,310,000.00	30/360	30	3.960%	N/A	N/A	N/A	1,241,823.00
A-4	95,650,000.00	30/360	30	4.080%	N/A	N/A	N/A	325,210.00
B	23,560,000.00	30/360	30	4.320%	N/A	N/A	N/A	84,816.00
C	19,630,000.00	30/360	30	4.560%	N/A	N/A	N/A	74,594.00
D	14,590,000.00	30/360	30	4.910%	N/A	N/A	N/A	59,697.42
Total	936,867,308.15							3,183,439.99

B. Interest Distribution

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Calculation	Interest Shortfall Allocated/ (Repaid)	Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
	(1)	(2)	(3)	(4) = (2) - (3)	(5) = (1) + (3)
A-1	0.00	301,441.82	0.00	301,441.82	0.00
A-2	0.00	1,095,857.75	0.00	1,095,857.75	0.00
A-3	0.00	1,241,823.00	0.00	1,241,823.00	0.00
A-4	0.00	325,210.00	0.00	325,210.00	0.00
B	0.00	84,816.00	0.00	84,816.00	0.00
C	0.00	74,594.00	0.00	74,594.00	0.00
D	0.00	59,697.42	0.00	59,697.42	0.00
Total	0.00	3,183,439.99	0.00	3,183,439.99	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2025-1
4. Collections and Distributions

Collections
Receipts During the Period - Principal	37,284,661.35
Receipts During the Period - Interest	7,591,086.24
Administrative Purchase Payments	429,444.57
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	394,176.01
Other Fees or Expenses Paid	0.00
Total Collections	45,699,368.17
Beginning Reserve Account Balance	2,804,997.09
Total Available Amount	48,504,365.26

Distributions
Basic Servicing Fee	792,877.74
Amounts paid in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	2,964,332.57
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	84,816.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	74,594.00
Third Priority Principal Distributable Amount	9,679,158.70
Aggregate Class D Interest Distributable Amount	59,697.42
Fourth Priority Principal Distributable Amount	14,590,000.00
Reserve Account Deposit	2,804,997.09
Noteholders' Regular Principal Distributable Amount	14,585,984.87
Indenture Trustee expenses	0.00
Unpaid Fees due to Trustees, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	2,866,406.87
Total Distributions	48,504,365.26

Statement to Securityholder
Ally Auto Receivables Trust 2025-1

5. Cash Reserve

			Reductions
Initial Balance	Beginning Balance	Additions	Draws	Releases	Ending Balance	Specified Reserve Account Balance
2,804,997.09	2,804,997.09	0.00	0.00	0.00	2,804,997.09	2,804,997.09

6. Collateral Summary

		Initial	Beginning	Ending
Balances	Number of Receivables	58,335	53,515	52,212
	Aggregate Receivables Principal Balance	1,121,998,836.17	951,453,293.02	912,598,149.45
	Aggregate Amount Financed	1,121,998,836.17	951,453,293.02	912,598,149.45
	Pool Factor		84.7998467	81.3368178

Weighted Averages	Coupon	9.52%	9.55%	9.55%
	Original Maturity	70.62	70.74	70.76
	Remaining Maturity	53.50	50.60	49.89

Prepayment Percentage	Monthly Period
5
1.42%

Statement to Securityholder
Ally Auto Receivables Trust 2025-1
7. Net Charge-Offs, Delinquencies, and Bankruptcies

Net Charge-Offs						Cumulative Net Charge-Offs
Period	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs (Recoveries)	Average Net Charge-Offs (Recoveries)	Loss Rate	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate
Current	932,025,721.24	48	750,322.44	15,631.72	0.9661%	1,121,998,836.17	1,101,905.86	0.0982%
Preceding	971,984,724.44	21	255,894.41	12,185.45	0.3159%
Next Preceding	1,011,991,953.42	7	67,022.91	9,574.70	0.0795%
Third Preceding	1,054,479,447.98	3	27,662.15	9,220.72	0.0315%
Four Month Average					0.3483%

Delinquencies				Delinquency Stratification
Period	Total Accounts	Accounts over 60	Percent Delinquent	Days	Total Accounts	Total Balance	Percent Delinquent
Current	52,212	204	0.3907%	31 - 60	562	9,657,399.06	1.0582%
Preceding	53,515	179	0.3345%	61 - 90	170	3,028,643.35	0.3319%
Next Preceding	54,805	164	0.2992%	91 - 120	32	621,059.06	0.0681%
Three Month Average			0.3415%	> 120	2	16,581.06	0.0018%

Bankruptcies
	Total Accounts	Total Balance
Prior Period	80	1,491,661.88	[1]
Additions	22	469,622.21
Removals[2]	5	73,604.42
Ending	97	1,887,679.67

1 Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.
2 Include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.

Statement to Securityholder
Ally Auto Receivables Trust 2025-1
8. Performance Tests

For the Collection Period
Event of Default						All Tests Passed

Servicer Default						All Tests Passed

Overcollateralization:
	Initial	5,048,836.17
	Current	14,585,984.87	Overcollateralization Target Reached?			YES
	Target	14,585,984.87

Asset Representations Review Delinquency Trigger:
	Monthly Period	Trigger	Monthly		61+
	1-12	2.80%	Period	Trigger	Delinquencies
	13-24	4.10%	5	2.80%	0.40%	Pass
	25+	4.90%

9. Supplemental Disclosures

For the Collection Period
Supplemental Servicing Fees						74,716.85
Other Fees or Expenses Accrued						0.00
Liquidation Expenses						26,400.00
Have there been any material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the period or that, cumulatively, have become material over time?						No
Have there been any material changes in determining or defining delinquencies, charge-offs or uncollectible amounts?						No
Have there been any receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred?						No